REVENUE - Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (Note 8)	$ 1,807.1	$ 1,815.4
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,610.0	1,592.4
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 197.1	$ 223.0